Income Tax (Schedule of Deferred Income Taxes) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating losses - U.S.	$ 102,936	$ 1,195,355	$ 129,630
Net operating losses - PRC and Hong Kong			68,625
Deferred revenue		19,223	19,703
Deferred tax assets, gross	102,936	1,214,578	217,958
Valuation allowance	(102,936)	(1,214,578)	(217,958)
Deferred tax assets, net